Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of other financial result - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Other Financial Result Abstract
Other financial result	€ (252,471)	€ (44,000)	€ (126,000)